TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income before taxes, as reported in the consolidated statements of operations	$ 7,594	$ 3,148	$ 3,305
Statutory tax rate	25.00%	26.50%	26.50%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$ 1,898	$ 834	$ 876
Income tax at rate other than the Israeli statutory tax rate	(749)	361	353
Tax advances, withholding tax and non-deductible expenses, including stock-based compensation expenses	744	1,338	897
Losses for which a valuation allowance was provided (utilized)	(11,373)	209	1,101
Tax adjustment in respect of different tax rates	679	0	0
State and Federal taxes	176	137	136
Other	(19)	(97)	28
Actual tax expense (benefit)	$ (8,644)	$ 2,782	$ 3,391